Income Taxes (Details) ¥ in Millions, $ in Millions			6 Months Ended		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Mar. 28, 2018 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Profits tax rates	¥ 3	$ 2			¥ 1
Standard enterprise income tax rate			25.00%	25.00%
Federal statutory income tax rate			25.00%
Preferential tax rate			15.00%		12.50%
Operating revenue accounts			50.00%
Additional tax deduction percentage			100.00%
Preferential tax rate percentage	20.00%
Assessable profit before tax exceeding (in Yuan Renminbi) | ¥					¥ 1
Not exceeding (in Yuan Renminbi) | $			$ 466,277	$ 85,664
Income tax for dividends			10.00%
PRC tax rate			5.00%
Effective tax rates			2.00%	1.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rates | $		$ 2
China [Member]
Income Taxes [Line Items]
Not exceeding (in Yuan Renminbi) | ¥					¥ 3
Maximum [Member]
Income Taxes [Line Items]
Profits tax percentage		8.25%
Preferential tax rate percentage	25.00%				25.00%
Minimum [Member]
Income Taxes [Line Items]
Profits tax percentage		16.50%
Preferential tax rate percentage	20.00%				20.00%